Current Assets - Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2024
Current Assets - Cash and Cash Equivalents and Restricted Cash [Abstract]
Current assets - cash and cash equivalents and restricted cash

Note 11. Current assets - cash and cash equivalents and restricted cash

	Consolidated
	As of	As of
	December 31,	December 31,
	2024	2023
	$	$
Cash and cash equivalents	8,589,282	8,385,283
Restricted cash	97,108	59,426
Cash at banks	8,686,390	8,444,709